Deferred income - Movement in the non-current and current deferred income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	€ 1,327,463,000	€ 1,989,230,000
Of which current portion :	256,270,000	365,631,000
Reclassification to liabilities directly associated with assets in disposal group classified as held for sale		(60,000)
Significant financing component	(227,000)	(645,000)
Revenue recognition of upfront	(252,134,000)	(591,654,000)
Revenue recognition of milestones	(4,089,000)	(68,027,000)
Other movements	339,000	(1,382,000)
Deferred income, ending balance	1,071,352,000	1,327,463,000
Of which current portion :	232,476,000	256,270,000
Other.
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	2,032,000	3,474,000
Of which current portion :	1,146,000	2,139,000
Reclassification to liabilities directly associated with assets in disposal group classified as held for sale		(60,000)
Other movements	339,000	(1,382,000)
Deferred income, ending balance	2,371,000	2,032,000
Of which current portion :	2,371,000	1,146,000
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	26,268,000	456,352,000
Of which current portion :	25,054,000	133,470,000
Significant financing component	(227,000)	(645,000)
Revenue recognition of upfront	(21,952,000)	(361,412,000)
Revenue recognition of milestones	(4,089,000)	(68,027,000)
Deferred income, ending balance		26,268,000
Of which current portion :		25,054,000
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	1,299,163,000	1,529,405,000
Of which current portion :	230,070,000	230,022,000
Revenue recognition of upfront	(230,182,000)	(230,242,000)
Deferred income, ending balance	1,068,981,000	1,299,163,000
Of which current portion :	€ 230,105,000	€ 230,070,000